GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - DOLLAR THRIFTY (Tables)	6 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.
GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
Schedule of condensed consolidating balance sheet
CONDENSED CONSOLIDATING BALANCE SHEET
June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$87.5	$24.5	$371.0	$—	$483.0
Restricted cash and cash equivalents	33.7	17.0	342.5	—	393.2
Receivables, less allowance for doubtful accounts	500.8	482.1	719.3	(46.2)	1,656.0
Due from Hertz affiliate	1,042.7	1,842.7	3,691.7	(6,576.3)	0.8
Inventories, at lower cost or market	30.8	39.8	57.7	—	128.3
Prepaid expenses and other assets	2,894.7	244.3	407.2	(2,783.0)	763.2
Revenue earning equipment, net	175.3	1,893.0	13,637.7	—	15,706.0
Property and equipment, net	897.6	315.1	252.9	—	1,465.6
Investment in subsidiaries, net	6,833.1	1,367.9	—	(8,201.0)	—
Other intangible assets, net	70.2	3,848.1	50.2	—	3,968.5
Goodwill	106.2	1,035.6	224.5	—	1,366.3
Total assets	$12,672.6	$11,110.1	$19,754.7	$(17,606.5)	$25,930.9
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,097.1	$2,498.8	$1,980.4	$(6,576.3)	$—
Accounts payable	165.2	267.9	1,051.4	—	1,484.5
Accrued liabilities	642.7	242.2	343.6	(46.2)	1,182.3
Accrued taxes	60.3	33.9	1,335.0	(1,245.6)	183.6
Debt	7,042.3	68.5	10,283.4	—	17,394.2
Public liability and property damage	93.0	58.5	176.0	—	327.5
Deferred taxes on income	—	2,232.7	2,091.5	(1,537.4)	2,786.8
Total liabilities	10,100.6	5,402.5	17,261.3	(9,405.5)	23,358.9
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,572.0	5,707.6	2,493.4	(8,201.0)	2,572.0
Noncontrolling interest	—	—	—	—	—
Total equity	2,572.0	5,707.6	2,493.4	(8,201.0)	2,572.0
Total liabilities and equity	$12,672.6	$11,110.1	$19,754.7	$(17,606.5)	$25,930.9

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$24.6	$6.5	$502.1	$—	$533.2
Restricted cash and cash equivalents	32.7	17.1	521.8	—	571.6
Receivables, less allowance for doubtful accounts	544.5	444.0	924.7	(26.6)	1,886.6
Due from Hertz affiliate	1,048.0	2,023.5	3,491.7	(6,550.4)	12.8
Inventories, at lower cost or market	24.4	41.2	40.1	—	105.7
Prepaid expenses and other assets	2,570.5	277.8	173.3	(2,560.1)	461.5
Revenue earning equipment, net	104.2	1,678.5	11,125.6	—	12,908.3
Property and equipment, net	865.7	321.9	248.8	—	1,436.4
Investment in subsidiaries, net	6,964.9	1,260.9	—	(8,225.8)	—
Other intangible assets, net	74.6	3,893.3	64.2	—	4,032.1
Goodwill	106.2	1,018.9	216.8	—	1,341.9
Total assets	$12,360.3	$10,983.6	$17,309.1	$(17,362.9)	$23,290.1
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,254.2	$2,421.6	$1,874.6	$(6,550.4)	$—
Accounts payable	239.2	193.9	566.0	—	999.1
Accrued liabilities	605.7	45.0	554.3	(26.6)	1,178.4
Accrued taxes	54.4	29.1	1,049.3	(965.5)	167.3
Debt	6,190.0	67.7	8,756.8	—	15,014.5
Public liability and property damage	99.3	52.8	180.1	—	332.2
Deferred taxes on income	—	2,205.6	2,070.1	(1,594.6)	2,681.1
Total liabilities	9,442.8	5,015.7	15,051.2	(9,137.1)	20,372.6
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,917.5	5,967.9	2,257.9	(8,225.8)	2,917.5
Noncontrolling interest	—	—	—	—	—
Total equity	2,917.5	5,967.9	2,257.9	(8,225.8)	2,917.5
Total liabilities and equity	$12,360.3	$10,983.6	$17,309.1	$(17,362.9)	$23,290.1

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$24,602	$2,578	$506,055	$—	$533,235
Restricted cash and cash equivalents	32,681	14,535	524,418	—	571,634
Receivables, less allowance for doubtful accounts	544,454	292,467	1,049,675	—	1,886,596
Due from Hertz affiliate	1,047,986	59,181	2,199,247	(3,293,605)	12,809
Inventories, at lower cost or market	24,422	34,101	47,205	—	105,728
Prepaid expenses and other assets	2,570,539	183,573	203,678	(2,496,288)	461,502
Revenue earning equipment, net	104,207	1,734,325	11,069,804	—	12,908,336
Property and equipment, net	865,694	206,332	364,360	—	1,436,386
Investment in subsidiaries, net	6,964,916	506,123	—	(7,471,039)	—
Other intangible assets, net	74,606	2,352,342	1,605,163	—	4,032,111
Goodwill	106,210	133,923	1,101,739	—	1,341,872
Total assets	$12,360,317	$5,519,480	$18,671,344	$(13,260,932)	$23,290,209
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,254,223	$628,275	$411,107	$(3,293,605)	$—
Accounts payable	239,247	157,742	602,072	—	999,061
Accrued liabilities	605,680	84,992	487,788	—	1,178,460
Accrued taxes	54,357	11,511	1,003,127	(901,681)	167,314
Debt	6,190,040	49,445	8,774,989	—	15,014,474
Public liability and property damage	99,261	10,390	222,581	—	332,232
Deferred taxes on income	—	1,776,199	2,499,548	(1,594,607)	2,681,140
Total liabilities	9,442,808	2,718,554	14,001,212	(5,789,893)	20,372,681
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,917,509	2,800,926	4,670,113	(7,471,039)	2,917,509
Noncontrolling interest	—	—	19	—	19
Total equity	2,917,509	2,800,926	4,670,132	(7,471,039)	2,917,528
Total liabilities and equity	$12,360,317	$5,519,480	$18,671,344	$(13,260,932)	$23,290,209

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$565,002	$7,385	$358,821	$—	$931,208
Restricted cash and cash equivalents	44,663	28,130	235,246	—	308,039
Receivables, less allowance for doubtful accounts	297,292	218,754	1,100,336	—	1,616,382
Due from Hertz affiliate	655,411	65,972	1,194,041	(1,915,424)	—
Inventories, at lower cost or market	22,440	26,541	34,997	—	83,978
Prepaid expenses and other assets	2,088,579	32,974	137,189	(1,842,608)	416,134
Revenue earning equipment, net	167,304	1,505,867	8,432,238	—	10,105,409
Property and equipment, net	824,381	170,874	256,599	—	1,251,854
Investment in subsidiaries, net	4,413,289	460,201	—	(4,873,490)	—
Other intangible assets, net	94,682	2,363,617	103,935	—	2,562,234
Goodwill	100,221	67,228	224,645	—	392,094
Total assets	$9,273,264	$4,947,543	$12,078,047	$(8,631,522)	$17,667,332
LIABILITIES AND EQUITY
Due to Hertz affiliate	$1,251,347	$266,604	$397,885	$(1,915,424)	$412
Accounts payable	188,695	165,258	543,536	—	897,489
Accrued liabilities	607,673	209,263	309,402	—	1,126,338
Accrued taxes	54,559	134,186	(13,889)	(11,872)	162,984
Debt	4,434,274	4,237	6,469,338	—	10,907,849
Public liability and property damage	107,881	14,025	159,628	—	281,534
Deferred taxes on income	—	1,449,171	2,043,437	(1,830,736)	1,661,872
Total liabilities	6,644,429	2,242,744	9,909,337	(3,758,032)	15,038,478
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,628,835	2,704,799	2,168,691	(4,873,490)	2,628,835
Noncontrolling interest	—	—	19	—	19
Total equity	2,628,835	2,704,799	2,168,710	(4,873,490)	2,628,854
Total liabilities and equity	$9,273,264	$4,947,543	$12,078,047	$(8,631,522)	$17,667,332

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
SEPTEMBER 30, 2012
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Cash and cash equivalents	$402,243	$54,626	$—	$456,869
Restricted cash and investments	6,185	243,959	—	250,144
Receivables, net	86,835	69,618	(28,236)	128,217
Intercompany	(92,323)	147,270	(54,947)	—
Prepaid expenses and other assets	59,770	13,409	(1,199)	71,980
Revenue-earning vehicles, net	24,629	1,850,978	—	1,875,607
Property and equipment, net	76,208	1,679	—	77,887
Investment in subsidiaries	825,502	—	(825,502)	—
Income taxes receivable	4,364	89	—	4,453
Software, net	19,438	—	—	19,438

Total assets	$1,412,851	$2,381,628	$(909,884)	$2,884,595

LIABILITIES AND EQUITY
LIABILITIES:
Accounts payable	$44,288	$3,484	$(3)	$47,769
Accrued liabilities	161,841	4,157	(29,432)	136,566
Income tax payable / (receivable)	—	—	—	—
Deferred income taxes	391,431	1,093	—	392,524
Vehicle insurance reserves	71,050	11,308	—	82,358
Debt and other obligations	—	1,536,084	(54,947)	1,481,137

Total liabilities	668,610	1,556,126	(84,382)	2,140,354

COMMITMENTS AND CONTINGENCIES
EQUITY	744,241	825,502	(825,502)	744,241

Total liabilities and equity	$1,412,851	$2,381,628	$(909,884)	$2,884,595

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Cash and cash equivalents	$446,239	$62,409	$—	$508,648
Restricted cash and investments	1,355	351,910	—	353,265
Receivables, net	86,184	34,294	(25,118)	95,360
Intercompany	(100,436)	154,999	(54,563)	—
Prepaid expenses and other assets	49,163	20,503	(3,707)	65,959
Revenue-earning vehicles, net	33,057	1,434,778	—	1,467,835
Property and equipment, net	82,588	1,690	—	84,278
Investment in subsidiaries	581,003	—	(581,003)	—
Income taxes receivable	18,702	84	—	18,786
Software, net	21,535	—	—	21,535

Total assets	$1,219,390	$2,060,667	$(664,391)	$2,615,666

LIABILITIES AND EQUITY
LIABILITIES:
Accounts payable	$45,827	$8,573	$(23)	$54,377
Accrued liabilities	148,820	4,167	(28,802)	124,185
Income tax payable / (receivable)	—	—	—	—
Deferred income taxes	341,408	1,554	—	342,962
Vehicle insurance reserves	75,663	10,852	—	86,515
Debt and other obligations	—	1,454,518	(54,563)	1,399,955

Total liabilities	611,718	1,479,664	(83,388)	2,007,994

COMMITMENTS AND CONTINGENCIES
EQUITY:	607,672	581,003	(581,003)	607,672

Total liabilities and equity	$1,219,390	$2,060,667	$(664,391)	$2,615,666

CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Cash and cash equivalents	$446,239	$62,409	$—	$508,648
Restricted cash and investments	1,355	351,910	—	353,265
Receivables, net	86,184	34,294	(25,118)	95,360
Intercompany	(100,436)	154,999	(54,563)	—
Prepaid expenses and other assets	49,163	20,503	(3,707)	65,959
Revenue-earning vehicles, net	33,057	1,434,778	—	1,467,835
Property and equipment, net	82,588	1,690	—	84,278
Investment in subsidiaries	581,003	—	(581,003)	—
Income taxes receivable	18,702	84	—	18,786
Software, net	21,535	—	—	21,535

Total assets	$1,219,390	$2,060,667	$(664,391)	$2,615,666

LIABILITIES AND EQUITY
LIABILITIES:
Accounts payable	$45,827	$8,573	$(23)	$54,377
Accrued liabilities	148,820	4,167	(28,802)	124,185
Income tax payable / (receivable)	—	—	—	—
Deferred income taxes	341,408	1,554	—	342,962
Vehicle insurance reserves	75,663	10,852	—	86,515
Debt and other obligations	—	1,454,518	(54,563)	1,399,955

Total liabilities	611,718	1,479,664	(83,388)	2,007,994

COMMITMENTS AND CONTINGENCIES
EQUITY:	607,672	581,003	(581,003)	607,672

Total liabilities and equity	$1,219,390	$2,060,667	$(664,391)	$2,615,666

Schedule of condensed consolidating statement of income
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$1,147.0	$662.8	$1,617.5	$(712.7)	$2,714.6
Expenses:
Direct operating	618.8	357.1	430.3	(0.3)	1,405.9
Depreciation of revenue earning equipment and lease charges	608.0	168.9	576.4	(712.2)	641.1
Selling, general and administrative	122.3	64.7	88.0	(0.2)	274.8
Interest expense	88.0	8.5	73.7	—	170.2
Interest income	—	(1.6)	(0.4)	—	(2.0)
Other (income) expense, net	14.5	(2.2)	(13.4)	—	(1.1)
Total expenses	1,451.6	595.4	1,154.6	(712.7)	2,488.9
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	(304.6)	67.4	462.9	—	225.7
(Provision) benefit for taxes on income	109.3	(25.2)	(179.9)	—	(95.8)
Equity in earnings (losses) of subsidiaries (net of tax)	325.2	56.8	—	(382.0)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$129.9	$99.0	$283.0	$(382.0)	$129.9

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$2,201.6	$1,284.9	$3,120.6	$(1,455.9)	$5,151.2
Expenses:
Direct operating	1,231.7	710.0	815.9	(0.5)	2,757.1
Depreciation of revenue earning equipment and lease charges	1,269.4	321.3	1,092.6	(1,455.2)	1,228.1
Selling, general and administrative	229.5	124.4	172.6	(0.2)	526.3
Interest expense	169.1	18.8	145.6	—	333.5
Interest income	—	(3.1)	(0.7)	—	(3.8)
Other (income) expense, net	14.3	(2.2)	(13.8)	—	(1.7)
Total expenses	2,914.0	1,169.2	2,212.2	(1,455.9)	4,839.5
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	(712.4)	115.7	908.4	—	311.7
(Provision) benefit for taxes on income	257.5	(43.1)	(369.7)	—	(155.3)
Equity in earnings (losses) of subsidiaries (net of tax)	611.3	111.6	—	(722.9)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$156.4	$184.2	$538.7	$(722.9)	$156.4

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$1,074.9	$233.1	$1,493.1	$(576.0)	$2,225.1
Expenses:
Direct operating	609.4	141.1	438.4	—	1,188.9
Depreciation of revenue earning equipment and lease charges	560.6	48.0	487.2	(576.0)	519.8
Selling, general and administrative	94.4	31.4	80.8	—	206.6
Interest expense	56.0	9.1	74.2	—	139.3
Interest income	—	(0.2)	(0.3)	—	(0.5)
Other (income) expense, net	—	—	(0.6)	—	(0.6)
Total expenses	1,320.4	229.4	1,079.7	(576.0)	2,053.5
Income (loss) before income taxes noncontrolling interest and equity in earnings (losses) of subsidiaries	(245.5)	3.7	413.4	—	171.6
(Provision) benefit for taxes on income	90.7	(1.3)	(160.1)	—	(70.7)
Equity in earnings (losses) of subsidiaries (net of tax)	255.7	(33.8)	—	(221.9)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$100.9	$(31.4)	$253.3	$(221.9)	$100.9

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$2,042.9	$442.9	$2,834.3	$(1,134.0)	$4,186.1
Expenses:
Direct operating	1,181.2	274.4	847.5	—	2,303.1
Depreciation of revenue earning equipment and lease charges	1,099.3	92.4	977.2	(1,134.0)	1,034.9
Selling, general and administrative	198.6	56.9	158.8	—	414.3
Interest expense	119.6	19.0	150.2	—	288.8
Interest income	(0.1)	(0.4)	(1.1)	—	(1.6)
Other (income) expense, net	—	—	(1.0)	—	(1.0)
Total expenses	2,598.6	442.3	2,131.6	(1,134.0)	4,038.5
Income (loss) before income taxes noncontrolling interest and equity in earnings (losses) of subsidiaries	(555.7)	0.6	702.7	—	147.6
(Provision) benefit for taxes on income	201.9	(0.6)	(296.2)	—	(94.9)
Equity in earnings (losses) of subsidiaries (net of tax)	406.5	(22.6)	—	(383.9)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$52.7	$(22.6)	$406.5	$(383.9)	$52.7

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,259,049	$975,500	$6,255,039	$(2,468,781)	$9,020,807

Expenses:
Direct operating	2,384,829	553,099	1,857,860	—	4,795,788
Depreciation of revenue earning equipment and lease charges	2,402,032	198,322	2,016,585	(2,468,781)	2,148,158
Selling, general and administrative	448,100	123,300	374,181	—	945,581
Interest expense, net of interest income	253,437	39,679	299,770	—	592,886
Other (income) expense, net	(10,656)	(19)	46,217	—	35,542

Total expenses	5,477,742	914,381	4,594,613	(2,468,781)	8,517,955

Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	(1,218,693)	61,119	1,660,426	—	502,852
(Provision) benefit for taxes on income	476,444	(44,846)	(658,671)	—	(227,073)
Equity in earnings (losses) of subsidiaries (net of tax)	1,018,028	45,922	—	(1,063,950)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$275,779	$62,195	$1,001,755	$(1,063,950)	$275,779

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,068,310	$809,093	$5,733,827	$(2,312,850)	$8,298,380

Expenses:
Direct operating	2,262,371	497,053	1,806,954	—	4,566,378
Depreciation of revenue earning equipment and lease charges	1,996,733	180,807	2,041,049	(2,312,850)	1,905,739
Selling, general and administrative	326,794	85,414	332,909	—	745,117
Interest expense, net of interest income	299,099	27,226	318,378	—	644,703
Other (income) expense, net	62,396	(18)	170	—	62,548

Total expenses	4,947,393	790,482	4,499,460	(2,312,850)	7,924,485

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(879,083)	18,611	1,234,367	—	373,895
(Provision) benefit for taxes on income (loss)	342,469	(10,016)	(476,299)	—	(143,846)
Equity in earnings (losses) of subsidiaries (net of tax)	747,103	26,215	—	(773,318)	—

Net income (loss)	210,489	34,810	758,068	(773,318)	230,049
Less: Net income attributable to noncontrolling interest	—	—	(19,560)	—	(19,560)

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$210,489	$34,810	$738,508	$(773,318)	$210,489

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,961,435	$701,264	$5,350,348	$(2,450,513)	$7,562,534

Expenses:
Direct operating	2,217,864	452,674	1,612,856	—	4,283,394
Depreciation of revenue earning equipment and lease charges	1,938,416	200,252	2,179,992	(2,450,513)	1,868,147
Selling, general and administrative	320,192	67,739	276,511	—	664,442
Interest expense, net of interest income	297,276	20,068	396,880	—	714,224
Other (income) expense, net	9,915	(3)	(9,907)	—	5

Total expenses	4,783,663	740,730	4,456,332	(2,450,513)	7,530,212

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(822,228)	(39,466)	894,016	—	32,322
(Provision) benefit for taxes on income (loss)	314,692	10,718	(358,732)	—	(33,322)
Equity in earnings (losses) of subsidiaries (net of tax)	489,153	(5,268)	—	(483,885)	—

Net income (loss)	(18,383)	(34,016)	535,284	(483,885)	(1,000)
Less: Net income attributable to noncontrolling interest	—	—	(17,383)	—	(17,383)

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(18,383)	$(34,016)	$517,901	$(483,885)	$(18,383)

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Total revenues	$1,151,812	$346,437	$(285,999)	$1,212,250

COSTS AND EXPENSES:
Direct vehicle and operating	558,350	40,861	(2,748)	596,463
Vehicle depreciation and lease charges, net	302,648	168,446	(282,726)	188,368
Selling, general and administrative	143,258	4,719	(498)	147,479
Interest expense, net	11,156	33,472	(27)	44,601

Total costs and expenses	1,015,412	247,498	(285,999)	976,911

(Increase) decrease in fair value of derivatives	—	525	—	525
INCOME / (LOSS) BEFORE INCOME TAXES and EQUITY IN EARNINGS OF SUBS	136,400	98,414	—	234,814
INCOME TAX EXPENSE	89,212	304	—	89,516

NET INCOME / (LOSS) BEFORE EQUITY IN EARNINGS OF SUBS	47,188	98,110	—	145,298
EQUITY IN EARNINGS OF SUBSIDIARIES	98,110	—	(98,110)	—

NET INCOME / (LOSS)	$145,298	$98,110	$(98,110)	$145,298

COMPREHENSIVE INCOME / (LOSS)	$159,277	$103,277	$(103,277)	$159,277

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Total revenues	$1,140,588	$332,591	$(277,981)	$1,195,198

COSTS AND EXPENSES:
Direct vehicle and operating	549,971	40,151	(6,323)	583,799
Vehicle depreciation and lease charges, net	288,433	186,677	(271,127)	203,983
Selling, general and administrative	140,345	5,810	(514)	145,641
Interest expense, net	29,552	29,364	(17)	58,899

Total costs and expenses	1,008,301	262,002	(277,981)	992,322

(Increase) decrease in fair value of derivatives	(5,634)	2,267	—	(3,367)
INCOME / (LOSS) BEFORE INCOME TAXES and EQUITY IN EARNINGS OF SUBS	137,921	68,322	—	206,243
INCOME TAX EXPENSE	80,270	324	—	80,594

NET INCOME / (LOSS) BEFORE EQUITY IN EARNINGS OF SUBS	57,651	67,998	—	125,649
EQUITY IN EARNINGS OF SUBSIDIARIES	67,998	—	(67,998)	—

NET INCOME / (LOSS)	$125,649	$67,998	$(67,998)	$125,649

COMPREHENSIVE INCOME / (LOSS)	$127,358	$60,093	$(60,093)	$127,358

CONDENSED CONSOLIDATING STATEMENT OF INCOME
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Total revenues	$1,480,660	$436,441	$(368,173)	$1,548,928

COSTS AND EXPENSES:
Direct vehicle and operating	708,477	51,008	(8,017)	751,468
Vehicle depreciation and lease charges, net	378,898	251,526	(359,467)	270,957
Selling, general and administrative	184,769	6,937	(663)	191,043
Interest expense, net	36,003	41,485	(26)	77,462

Total costs and expenses	1,308,147	350,956	(368,173)	1,290,930

(Increase) decrease in fair value of derivatives	(5,634)	2,390	—	(3,244)
INCOME / (LOSS) BEFORE INCOME TAXES and EQUITY IN EARNINGS OF SUBS	178,147	83,095	—	261,242
INCOME TAX EXPENSE	100,772	920	—	101,692

NET INCOME / (LOSS) BEFORE EQUITY IN EARNINGS OF SUBS	77,375	82,175	—	159,550
EQUITY IN EARNINGS OF SUBSIDIARIES	82,175	—	(82,175)	—

NET INCOME / (LOSS)	$159,550	$82,175	$(82,175)	$159,550

Schedule of condensed consolidating statement of cash flows
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(365.7)	$425.1	$1,811.9	$(405.3)	$1,466.0
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(1.0)	0.2	176.2	—	175.4
Revenue earning equipment expenditures	(87.9)	(347.7)	(6,389.9)	—	(6,825.5)
Proceeds from disposal of revenue earning equipment	47.7	16.9	3,678.2	—	3,742.8
Property and equipment expenditures	(99.1)	(18.0)	(51.0)	—	(168.1)
Proceeds from disposal of property and equipment	24.6	5.5	12.4	—	42.5
Capital contributions to subsidiaries	(485.7)	—	—	485.7	—
Return of capital from subsidiaries	651.0	—	—	(651.0)	—
Loan to Parent/Guarantor from Non-Guarantor	—	—	57.0	(57.0)	—
Acquisitions, net of cash acquired	—	(2.8)	(226.4)	—	(229.2)
Proceeds from disposal of business	—	—	—	—	—
Other investing activities	—	—	(2.0)	—	(2.0)
Net cash provided by (used in) investing activities	49.6	(345.9)	(2,745.5)	(222.3)	(3,264.1)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	250.0	—	954.4	—	1,204.4
Payment of long-term debt	(22.8)	—	(297.9)	—	(320.7)
Short-term borrowings:
Proceeds	—	—	332.0	—	332.0
Payments	—	—	(435.9)	—	(435.9)
Proceeds under the revolving lines of credit	1,360.0	1.6	2,318.5	—	3,680.1
Payments under the revolving lines of credit	(735.0)	(5.0)	(1,477.9)	—	(2,217.9)
Capital contributions received from parent	—	—	485.7	(485.7)	—
Loan to Parent/Guarantor from Non-Guarantor	—	(57.0)	—	57.0	—
Payment of dividends and return of capital	—	—	(1,056.3)	1,056.3	—
Dividends paid to Parent	(479.7)	—	—	—	(479.7)
Proceeds from employee stock purchase plan	2.4	—	—	—	2.4
Loan with Hertz Global Holdings, Inc.	12.0	—	—	—	12.0
Payment of financing costs	(7.9)	(0.8)	(11.9)	—	(20.6)
Net cash provided by (used in) financing activities	379.0	(61.2)	810.7	627.6	1,756.1
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(8.2)	—	(8.2)
Net change in cash and cash equivalents during the period	62.9	18.0	(131.1)	—	(50.2)
Cash and cash equivalents at beginning of period	24.6	6.5	502.1	—	533.2
Cash and cash equivalents at end of period	$87.5	$24.5	$371.0	$—	$483.0

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(219.0)	$334.2	$1,409.3	$(341.5)	$1,183.0
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	12.6	18.2	99.3	—	130.1
Revenue earning equipment expenditures	(73.8)	(334.1)	(5,303.1)	—	(5,711.0)
Proceeds from disposal of revenue earning equipment	54.4	162.6	3,391.3	—	3,608.3
Property and equipment expenditures	(80.2)	(24.2)	(32.8)	—	(137.2)
Proceeds from disposal of property and equipment	44.3	4.2	7.9	—	56.4
Capital contributions to subsidiaries	(2,215.9)	—	—	2,215.9	—
Return of capital from subsidiaries	2,220.6	—	—	(2,220.6)	—
Acquisitions, net of cash acquired	—	(161.8)	—	—	(161.8)
Loan to Parent from Non-Guarantor	—	—	(18.3)	18.3	—
Other investing activities	—	—	(0.6)	—	(0.6)
Net cash provided by (used in) investing activities	(38.0)	(335.1)	(1,856.3)	13.6	(2,215.8)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	260.0	—	10.5	—	270.5
Payment of long-term debt	(637.3)	—	(5.8)	—	(643.1)
Short-term borrowings:
Proceeds	—	—	246.7	—	246.7
Payments	(26.8)	—	(629.4)	—	(656.2)
Proceeds under the revolving lines of credit	1,360.0	1.9	2,173.6	—	3,535.5
Payments under the revolving lines of credit	(950.0)	(2.9)	(1,038.8)	—	(1,991.7)
Purchase of noncontrolling interest	(38.0)	—	—	—	(38.0)
Capital contributions received from parent	—	—	2,215.9	(2,215.9)	—
Payment of dividends and return of capital	(12.5)	—	(2,562.1)	2,562.1	(12.5)
Repayment of Loan to Parent from Non-Guarantor	18.3	—	—	(18.3)	—
Proceeds from employee stock purchase plan	2.0	—	—	—	2.0
Loan from Hertz Global Holdings, Inc.	(13.9)	—	—	—	(13.9)
Payment of financing costs	(4.2)	(1.5)	(1.2)	—	(6.9)
Net cash provided by (used in) financing activities	(42.4)	(2.5)	409.4	327.9	692.4
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(4.8)	—	(4.8)
Net decrease in cash and cash equivalents during the period	(299.4)	(3.4)	(42.4)	—	(345.2)
Cash and cash equivalents at beginning of period	565.0	7.4	358.8	—	931.2
Cash and cash equivalents at end of period	$265.6	$4.0	$316.4	$—	$586.0

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$1,677,648	$690,292	$1,155,789	$(775,317)	$2,748,412

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	11,981	13,596	(287,182)	—	(261,605)
Revenue earning equipment expenditures	(88,120)	(763,610)	(8,761,509)	—	(9,613,239)
Proceeds from disposal of revenue earning equipment	79,390	276,342	6,769,364	—	7,125,096
Property and equipment expenditures	(173,053)	(32,022)	(107,711)	—	(312,786)
Proceeds from disposal of property and equipment	67,370	11,839	58,485	—	137,694
Capital contributions to subsidiaries	(4,267,118)	—	—	4,267,118	—
Return of capital from subsidiaries	1,829,256	—	—	(1,829,256)	—
Loan to Parent From Non-Guarantor	—	—	(385,108)	385,108	—
Acquisitions, net of cash acquired	(1,708,520)	(196,648)	—	—	(1,905,168)
Proceeds from disposal of business	—	—	84,497	—	84,497
Other investing activities	—	—	(1,779)	—	(1,779)

Net cash provided by (used in) investing activities	(4,248,814)	(690,503)	(2,630,943)	2,822,970	(4,747,290)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,210,000	—	27,280	—	2,237,280
Payment of long-term debt	(650,407)	(18)	(301,719)	—	(952,144)
Short-term borrowings:
Proceeds	—	—	438,387	—	438,387
Payments	(26,775)	—	(1,253,368)	—	(1,280,143)
Proceeds (payments) under the revolving lines of credit, net	220,000	(1,262)	1,054,426	—	1,273,164
Capital contributions received from parent	—	—	4,267,118	(4,267,118)	—
Loan to Parent From Non-Guarantor	385,108	—	—	(385,108)	—
Payment of dividends and return of capital	—	—	(2,604,573)	2,604,573	—
Dividends paid	(25,000)	—	—	—	(25,000)
Proceeds from employee stock purchase plan	4,275	—	—	—	4,275
Loan with Hertz Global Holdings, Inc.	(13,220)	—	—	—	(13,220)
Purchase of noncontrolling interest	(38,000)	—	—	—	(38,000)
Payment of financing costs	(35,215)	(3,316)	(10,902)	—	(49,433)

Net cash provided by (used in) financing activities	2,030,766	(4,596)	1,616,649	(2,047,653)	1,595,166

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	5,739	—	5,739

Net change in cash and cash equivalents during the period	(540,400)	(4,807)	147,234	—	(397,973)
Cash and cash equivalents at beginning of period	565,002	7,385	358,821	—	931,208

Cash and cash equivalents at end of period	$24,602	$2,578	$506,055	$—	$533,235

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$1,000,597	$773,170	$1,038,124	$(553,370)	$2,258,521

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(28,570)	(2,662)	(70,534)	—	(101,766)
Revenue earning equipment expenditures	(142,134)	(670,056)	(8,642,121)	—	(9,454,311)
Proceeds from disposal of revenue earning equipment	163,330	170,522	7,516,590	—	7,850,442
Property and equipment expenditures	(189,562)	(29,696)	(62,437)	—	(281,695)
Proceeds from disposal of property and equipment	23,952	9,263	20,599	—	53,814
Capital contributions to subsidiaries	(3,549,088)	—	—	3,549,088	—
Return of capital from subsidiaries	2,590,025	—	—	(2,590,025)	—
Loan to Parent from Non-Guarantor	—	—	(490,273)	490,273	—
Acquisitions, net of cash acquired	(214,384)	(2,100)	(10,597)	—	(227,081)
Purchase of short-term investments, net	(32,891)	—	—	—	(32,891)
Other investing activities	—	(13,602)	14,188	—	586

Net cash provided by (used in) investing activities	(1,379,322)	(538,331)	(1,724,585)	1,449,336	(2,192,902)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,455,309	—	607,170	—	3,062,479
Payment of long-term debt	(3,596,295)	(17)	(52,988)	—	(3,649,300)
Short-term borrowings:
Proceeds	—	—	460,890	—	460,890
Payments	(29,224)	—	(1,164,832)	—	(1,194,056)
Proceeds (payments) under the revolving lines of credit, net	(29,128)	(229,778)	201,577	—	(57,329)
Distributions to noncontrolling interest	—	—	(23,100)	—	(23,100)
Capital contributions received from parent	—	—	3,549,088	(3,549,088)	—
Payment of dividends and return of capital	(22,950)	—	(3,143,395)	3,143,395	(22,950)
Proceeds from employee stock purchase plan	3,577	—	—	—	3,577
Loan to Parent from Non-Guarantor	490,273	—	—	(490,273)	—
Loan from Hertz Global Holdings, Inc.	(984)	—	—	—	(984)
Payment of financing costs	(81,229)	(2,817)	(7,436)	—	(91,482)

Net cash provided by (used in) financing activities	(810,651)	(232,612)	426,974	(895,966)	(1,512,255)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	3,838	—	3,838

Net decrease in cash and cash equivalents during the period	(1,189,376)	2,227	(255,649)	—	(1,442,798)
Cash and cash equivalents at beginning of period	1,754,378	5,158	614,470	—	2,374,006

Cash and cash equivalents at end of period	$565,002	$7,385	$358,821	$—	$931,208

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$337,055	$88,941	$2,193,486	$(381,555)	$2,237,927

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	19,932	(17,514)	158,098	—	160,516
Revenue earning equipment expenditures	(188,057)	(96,452)	(8,156,363)	—	(8,440,872)
Proceeds from disposal of revenue earning equipment	169,451	75,139	7,273,856	—	7,518,446
Property and equipment expenditures	(92,415)	(14,137)	(72,657)	—	(179,209)
Proceeds from disposal of property and equipment	4,311	10,416	24,178	—	38,905
Capital contributions to subsidiaries	(1,544,332)	—	—	1,544,332	—
Return of capital from subsidiaries	1,877,095	—	—	(1,877,095)	—
Acquisitions, net of cash acquired	(35)	(43,789)	(3,747)	—	(47,571)
Purchase of short-term investments, net	3,183	94	214	—	3,491
Other investing activities	—	—	2,726	—	2,726

Net cash provided by (used in) investing activities	249,133	(86,243)	(773,695)	(332,763)	(943,568)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,209,866	—	1,425,847	—	2,635,713
Payment of long-term debt	(73,342)	(68)	(2,880,823)	—	(2,954,233)
Short-term borrowings:
Proceeds	—	—	490,490	—	490,490
Payments	(2,615)	—	(968,334)	—	(970,949)
Proceeds (payments) under the revolving lines of credit, net	(18,907)	(3,515)	1,048,492	—	1,026,070
Distributions to noncontrolling interest	—	—	(18,200)	—	(18,200)
Capital contributions received from parent	—	—	1,544,332	(1,544,332)	—
Payment of dividends and return of capital	(23,000)	—	(2,258,650)	2,258,650	(23,000)
Proceeds from employee stock purchase plan	3,208	—	—	—	3,208
Loan from Hertz Global Holdings, Inc.	(6,173)	—	—	—	(6,173)
Excess tax benefits from exercise of stock	(258)	—	—	—	(258)
Payment of financing costs	(29,111)	—	(49,040)	—	(78,151)

Net cash provided by (used in) financing activities	1,059,668	(3,583)	(1,665,886)	714,318	104,517

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(10,337)	—	(10,337)

Net decrease in cash and cash equivalents during the period	1,645,856	(885)	(256,432)	—	1,388,539
Cash and cash equivalents at beginning of period	108,522	6,043	870,902	—	985,467

Cash and cash equivalents at end of period	$1,754,378	$5,158	$614,470	$—	$2,374,006

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by operating activities	$206,985	$319,585	$(91,800)	$434,770
CASH FLOWS FROM INVESTING ACTIVITIES:
Revenue-earning vehicles—Purchases	(38,350)	(1,342,267)	—	(1,380,617)
Revenue-earning vehicles—Proceeds from sales	26,623	730,468	—	757,091
Net change in restricted cash and investments	(4,817)	108,462	—	103,645
Property, equipment and software—Purchases	(13,817)	(84)	—	(13,901)
Property, equipment and software—Proceeds from sales	3,491	—	—	3,491
Dividends received	79,000	—	(79,000)	—
Investment in subsidiary	(231,600)	—	231,600	—
Intercompany	(35,029)	(56,793)	91,822	—

Net cash provided by/(used in) investing activities	(214,499)	(560,214)	244,422	(530,291)

CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and other obligations:
Proceeds from vehicle debt and other obligations	—	581,169	—	581,169
Payments of vehicle debt and other obligations	—	(500,000)	—	(500,000)
Issuance of common shares	1,694	—	—	1,694
Net settlement of employee withholding taxes on share-based awards	(1,215)	—	—	(1,215)
Purchases of common stock for the treasury	(29,136)	—	—	(29,136)
Financing issue costs	(7,825)	(945)	—	(8,770)
Dividends paid	—	(79,000)	79,000	—
Capital contribution from Parent	—	231,622	(231,622)	—

Net cash provided by/(used in) financing activities	(36,482)	232,846	(152,622)	43,742

CHANGE IN CASH AND CASH EQUIVALENTS	(43,996)	(7,783)	—	(51,779)
CASH AND CASH EQUIVALENTS:
Beginning of Period	446,239	62,409	—	508,648

End of Period	$402,243	$54,626	$—	$456,869

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by operating activities	$268,555	$262,206	$(72,151)	$458,610
CASH FLOWS FROM INVESTING ACTIVITIES:
Revenue-earning vehicles—Purchases	(46,155)	(937,724)	—	(983,879)
Revenue-earning vehicles—Proceeds from sales	31,135	460,873	—	492,008
Net change in cash & cash equivalents required minimum balance	100,000	—	—	100,000
Net change in restricted cash and investments	270	76,036	—	76,306
Property, equipment and software—Purchases	(11,108)	(88)	—	(11,196)
Property, equipment and software—Proceeds from sales	324	29	—	353
Dividends received	191,675	—	(191,675)	—
Investment in subsidiary	(249,389)	—	249,389	—
Intercompany	(119,298)	5,583	113,715	—

Net cash provided by/(used in) investing activities	(102,546)	(395,291)	171,429	(326,408)

CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and other obligations:
Proceeds from vehicle debt and other obligations	—	1,192,226	(54,323)	1,137,903
Payments of vehicle debt and other obligations	—	(1,081,350)	9,277	(1,072,073)
Payments—non-vehicle debt	(148,125)	—	—	(148,125)
Issuance of common shares	2,921	—	—	2,921
Net settlement of employee withholding taxes on share-based awards	(3,205)	—	—	(3,205)
Financing issue costs	(1,997)	(11,306)	—	(13,303)
Dividends paid	—	(191,675)	191,675	—
Capital contribution from Parent	—	245,907	(245,907)	—

Net cash provided by/(used in) financing activities	(150,406)	153,802	(99,278)	(95,882)

CHANGE IN CASH AND CASH EQUIVALENTS	15,603	20,717	—	36,320
CASH AND CASH EQUIVALENTS:
Beginning of Period	450,007	13,146	—	463,153

End of Period	$465,610	$33,863	$—	$499,473

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by operating activities	$306,521	$347,234	$(86,461)	$567,294
CASH FLOWS FROM INVESTING ACTIVITIES:
Revenue-earning vehicles—Purchases	(58,522)	(1,110,010)	—	(1,168,532)
Revenue-earning vehicles—Proceeds from sales	42,746	715,020	—	757,766
Net change in cash & cash equivalents required minimum balance	100,000	—	—	100,000
Net change in restricted cash and investments	16	(75,477)	—	(75,461)
Property, equipment and software—Purchases	(16,543)	(90)	—	(16,633)
Property, equipment and software—Proceeds from sales	330	29	—	359
Dividends received	266,675	—	(266,675)	—
Investment in subsidiary	(247,713)	—	247,713	—
Intercompany	(139,869)	8,993	130,876	—

Net cash provided by/(used in) investing activities	(52,880)	(461,535)	111,914	(402,501)

CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and other obligations:
Proceeds from vehicle debt and other obligations	—	1,592,466	(54,563)	1,537,903
Payments of vehicle debt and other obligations	—	(1,396,350)	9,277	(1,387,073)
Payments—non-vehicle debt	(148,125)	—	—	(148,125)
Issuance of common shares	4,774	—	—	4,774
Net settlement of employee withholding taxes on share-based awards	(3,205)	—	—	(3,205)
Early termination of interest rate swap	(8,815)	—	—	(8,815)
Forward stock repurchase agreement	(100,000)	—	—	(100,000)
Financing issue costs	(2,038)	(12,719)	—	(14,757)
Dividends paid	—	(266,675)	266,675	—
Capital contribution from Parent	—	246,842	(246,842)	—

Net cash provided by/(used in) financing activities	(257,409)	163,564	(25,453)	(119,298)

CHANGE IN CASH AND CASH EQUIVALENTS	(3,768)	49,263	—	45,495
CASH AND CASH EQUIVALENTS:
Beginning of Period	450,007	13,146	—	463,153

End of Period	$446,239	$62,409	$—	$508,648